Provisions and other liabilities - Asset Retirement Obligations and Other Provisions and Liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of other provisions [line items]
Non-current portion, beginning balance	$ 15,304
Current portion, beginning balance	642
Provisions and other liabilities, beginning balance	15,946
New or increased provisions and other liabilities	1,014
Change in estimates	(24)
Amounts charged against provisions and other liabilities	(479)
Effects of change in the discount rate	(1,470)
Reduction due to divestments	(580)
Accretion expenses	530
Reclassification, transfer and other	(269)
Foreign currency translation effects	(1,036)
Provisions and other liabilities, ending balance	13,632
Non-current portion, ending balance	12,927
Current portion, ending balance	706
Asset retirement obligations
Disclosure of other provisions [line items]
Non-current portion, beginning balance	12,171
Current portion, beginning balance	190
Provisions and other liabilities, beginning balance	12,360
New or increased provisions and other liabilities	443
Change in estimates	938
Amounts charged against provisions and other liabilities	(244)
Effects of change in the discount rate	(1,419)
Reduction due to divestments	(428)
Accretion expenses	511
Reclassification, transfer and other	(315)
Foreign currency translation effects	(918)
Provisions and other liabilities, ending balance	10,928
Non-current portion, ending balance	10,777
Current portion, ending balance	151
Other provisions and liabilities
Disclosure of other provisions [line items]
Non-current portion, beginning balance	3,134
Current portion, beginning balance	452
Provisions and other liabilities, beginning balance	3,586
New or increased provisions and other liabilities	572
Change in estimates	(962)
Amounts charged against provisions and other liabilities	(235)
Effects of change in the discount rate	(52)
Reduction due to divestments	(151)
Accretion expenses	19
Reclassification, transfer and other	45
Foreign currency translation effects	(118)
Provisions and other liabilities, ending balance	2,704
Non-current portion, ending balance	2,150
Current portion, ending balance	$ 554